Variable Interest Entities ("VIEs")	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Variable Interest Entities ("VIEs")

13. Variable Interest Entities (“VIEs”)

Unconsolidated VIEs

At December 31, 2014, we have unconsolidated VIEs comprised of our investments in the entities that own One Park Avenue, Independence Plaza, and the Warner Building, and at December 31, 2013, our unconsolidated VIEs comprised of our investments in the entities that own Independence Plaza and the Warner Building. We do not consolidate these entities because we are not the primary beneficiary and the nature of our involvement in the activities of these entities does not give us power over decisions that significantly affect these entities' economic performance. We account for our investment in these entities under the equity method (see Note 6 – Investments in Partially Owned Entities). As of December 31, 2014 and 2013, the net carrying amount of our investments in these entities was $286,783,000 and $152,929,000, respectively, and our maximum exposure to loss in these entities, is limited to our investments. We did not have any consolidated VIEs as of December 31, 2014 and 2013.